Derivative Financial Instruments Derivative Financial Instruments - Fair Values of Derivative Instruments Hedging Anticipated Foreign Currency Transactions On Which The Company Did Not or Could Not Apply Hedge Accounting (Details) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Mar. 01, 2014	Mar. 02, 2013
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Asset, Fair Value	$ 5	$ 57
Derivative Liability, Fair Value	(2)	(11)
Reclassification out of Accumulated Other Comprehensive Income
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Net Unrealized Losses On Derivative Instruments	(9)	0
Foreign Exchange Option | Other Liabilities | Not Designated as Hedging Instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Liability, Fair Value	0
Foreign Exchange Option | Other Assets | Not Designated as Hedging Instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Asset, Fair Value	0
Forward and Option Contracts [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Net Unrealized Losses On Derivative Instruments	(6)
Forward Contracts | Other Liabilities | Not Designated as Hedging Instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Liability, Fair Value	(4)
Forward Contracts | Other Assets | Not Designated as Hedging Instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Asset, Fair Value	$ 0
Minimum | Forward and Option Contracts [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Contract Maturity Date	March 2014
Maximum | Forward and Option Contracts [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Contract Maturity Date	July 2014